Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue

15.	Revenue

The Company’s revenues are generated entirely in the Netherlands. In the following table, revenue is disaggregated by primary source of revenue as follows:

(euros in thousands)	2017 Restated	2016 Restated	2015 Restated
Up-front payment amortization	14,933	14	151
Collaboration income	5,787	1,109	1,092

Revenue from contracts with customers	20,720	1,123	1,243
Income from grants on research projects	1,195	1,387	662

	21,915	2,510	1,905

For the year ended December 31, 2017, the Company recognized amortization of €14.9 million on up-front payments related to its Incyte agreements. For the years ended December 31, 2016 and 2015, the Company recognized approximately €14,000 and €0.2 million, respectively, of amortization of the up-front payment related to its ONO agreement.

Collaboration income for the year ended December 31, 2017 was €5.8 million and consisted of cost reimbursements in support of the Company’s research and license agreements with Incyte and ONO. The Company did not recognize any research milestones during 2017. During 2016, the Company recognized one research milestone reached by the Company under its agreement with ONO which amounted to €0.7 million. Additionally, the Company received an amount of €0.4 million revenue from a new consultancy agreement that was signed with ONO on March 7, 2016. During 2015, the Company recognized one research milestones which amounted to €1.1 million related to its research and license agreement with ONO.

The Company currently has two active grants consisting of cash allowances for specific research and development projects. For these grants, the Company has reporting obligations at the end of the grant contract term. The unconditional receipt of the grant allowances is dependent on the final review of the reporting provided by Merus at the end of the contract term. For the years ended December 31, 2017, 2016, and 2015, the Company recognized €1.2 million, €1.4 million and €0.7 million in grant income, respectively.

On June 12, 2017, the European Commission approved for reimbursement the final installment of the FP-7 grant and the Company subsequently recognized the remaining €0.7 million to grant revenue. On October 16, 2017, the Company received notification from the European Commission requesting the Company to revise its final report and indicated that the remaining €0.4 million of funds were to remain with the Company and distributed to the other beneficiaries to the program. In November 2017, the Company remitted €0.2 million to the other beneficiaries and recognized an additional €0.2 million of grant revenue.

Contract Balances

A trade receivable is recorded when the Company satisfies a performance obligation by transferring a promised good or service and has earned the unconditional right to consideration from its customer. Trade receivables relate to invoicing for cost reimbursements and research milestones achieved in support of the Company’s research and license agreements with Incyte and ONO. Payment terms relating to these receivables are 30 days. Trade receivables also include billed up-front payments relating to the Incyte Agreements and ONO research and license agreements when billed under the respective agreements.

A contract asset is recorded when the Company satisfies a performance obligation by transferring a promised good or service and has earned the right to consideration from its customer. These assets represent a conditional right to consideration. Contract assets relate to unbilled amounts for cost reimbursements and research milestones achieved in support of the Company’s research and license agreements with Incyte and ONO. Contract assets also include unbilled up-front payments relating to the Incyte Agreements and ONO research and license agreements when initially due to the Company under the terms of the respective agreements.

A contract liability is recorded when consideration is received, or such consideration is unconditionally due, from a customer prior to transferring goods or services under the terms of the contract. Contract liabilities are recognized as revenue as control of the products or services is transferred to the customer and all revenue recognition criteria have been met. Contract liabilities relate to upfront payments received related to the Incyte Agreements, and ONO research and license agreement. (See Note 13).

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the twelve months ended December 31, 2017:

	Balance at December 31, 2016 Restated	Additions	Deductions	Balance at December 31, 2017 Restated
	(euros in thousands)
Trade & other receivables
Trade receivables	205	122,781	(121,392)	1,594

Total trade & other receivables	205	122,781	(121,392)	1,594

Contract assets
Unbilled receivables	—	121,240	(120,530)	710

Total contract assets	—	121,240	(120,530)	710

Contract liabilities
Deferred revenue	31,426	111,993	(14,933)	128,486

Total contract liabilities	31,426	111,993	(14,933)	128,486

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the twelve months ended December 31, 2016:

	Balance at December 31, 2015 Restated	Additions	Deductions	Balance at December 31, 2016 Restated
	(euros in thousands)
Trade & other receivables
Trade receivables	—	1,677	(1,472)	205

Total trade & other receivables	—	1,677	(1,472)	205

Contract assets
Unbilled receivables	—	702	(702)	—

Total contract assets	—	702	(702)	—

Contract liabilities
Deferred revenue	14	31,426	(14)	31,426

Total contract liabilities	14	31,426	(14)	31,426

See Note 4 for details regarding the restatement as a result of a change in accounting policy.

Deductions from deferred revenue are comprised of revenue recognized that was included in deferred revenue at the beginning of the period totaling €3.2 million and revenue recognized that was not included in deferred revenue at the beginning of the period totaling €11.7 million for the twelve months ended December 31, 2017. Deductions from deferred revenue are comprised of revenue recognized that was included in deferred revenue at the beginning of the period totaling approximately €14,000 for the twelve months ended December 31, 2016.